Related-party transactions (Details 1) - USD ($) $ in Millions		3 Months Ended		6 Months Ended
		Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
IfrsStatementLineItems [Line Items]
Income expense		$ 650	$ 1,816	$ 1,448	$ 3,598
Revenues Mainly Sales Revenues [Member]
IfrsStatementLineItems [Line Items]
Income expense		820	2,019	1,714	3,800
Transactions With Joint Ventures Associates Government Entities And Pension Plans [Member]
IfrsStatementLineItems [Line Items]
Income expense		650	1,816	1,448	3,598
Purchases And Services [Member]
IfrsStatementLineItems [Line Items]
Income expense		2	1	4	5
Income Expenses [Member]
IfrsStatementLineItems [Line Items]
Income expense		(94)	(156)	(242)	(245)
Foreign Exchange And Inflation Indexation Charges Net [Member]
IfrsStatementLineItems [Line Items]
Income expense		(171)	(43)	(214)	(31)
Net Finance Income Expense [Member]
IfrsStatementLineItems [Line Items]
Income expense		93	(5)	186	69
Government Bonds [Member]
IfrsStatementLineItems [Line Items]
Income expense		54	51	107	93
Banks Controlled By The Brazilian Government [Member]
IfrsStatementLineItems [Line Items]
Income expense		(24)	(51)	(18)	(30)
Petroleum And Alcohol Account Receivable From The Brazilian Government [Member]
IfrsStatementLineItems [Line Items]
Income expense		17	27	28	46
Brazilian Federal Government Dividends [Member]
IfrsStatementLineItems [Line Items]
Income expense		(125)	(77)	(142)	(77)
Empresa Brasileira De Administrao De Petrleo Gs Natural Pr Sal Petrleo [Member]
IfrsStatementLineItems [Line Items]
Income expense		(23)	(132)	(133)	(171)
Other Government Entities [Member]
IfrsStatementLineItems [Line Items]
Income expense		(70)	(16)	(109)	(5)
Government Entities Sub Total [Member]
IfrsStatementLineItems [Line Items]
Income expense		(171)	(198)	(267)	(144)
Petros [Member]
IfrsStatementLineItems [Line Items]
Income expense		(5)		(9)
State Controlled Gas Distributors Joint Ventures [Member]
IfrsStatementLineItems [Line Items]
Income expense	[1]		622		1,196
Petrochemical Companies [Member]
IfrsStatementLineItems [Line Items]
Income expense		815	1,332	1,704	2,457
Other Associates And Joint Ventures [Member]
IfrsStatementLineItems [Line Items]
Income expense		11	60	20	89
Joint Venture And Associates Sub Total [Member]
IfrsStatementLineItems [Line Items]
Income expense		$ 826	$ 2,014	$ 1,724	$ 3,742

[1]	In July 2022, the Company disposed its entire interest in Gaspetro.